UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Seacliff Capital, LLC
Address: One Market Street, Spear Tower, Suite 3770
         San Francisco, CA  94105


13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     A. James Ellman
Title:    President
Phone:    415-675-3252

Signature, Place, and Date of Signing:

/s/ A. James Ellman          San Francisco, CA              Date January 8, 2008
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   28

Form 13F Information Table Value Total:   $56,144,000

List of Other Included Managers:

 No.  13F File Number     Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
***ALLIED IRISH BANKS PLC      Com               19228402     2954    64300  SH         sole                 64300
***BARCLAYS PLC-ADR            Com               6738E204      868    21508  SH         sole                 21508
***IRELAND BANK-SPONSORED ADR  Com              46267Q103      858    14200  SH         sole                 14200
ALLIANCEBERNSTEIN HLDGS LP UNITCom              01881G106     4614    61320  SH         sole                 61320
ALLIANZ AKTIENGESELLSCHAFT     Com               18805101     1190    56000  SH         sole                 56000
BANK OF NEW YORK MELLON CORP   Com               64058100     6309   129395  SH         sole                129395
BANK OF NOVA SCOTIA            Com               64149107      995    19700  SH         sole                 19700
BANKATLANTIC BANCORP INC-CL A  Com               65908501      794   193700  SH         sole                193700
BLACKROCK INC CL A             Com              09247X101     1322     6100  SH         sole                  6100
CARMAX INC                     Com              143130102      198    10000  SH         sole                 10000
ESPEED INC                     Com              296643109     2253   199338  SH         sole                199338
FIFTH THIRD BANCORP            Com              316773100      251    10000  SH         sole                 10000
FRANKLIN RESOURCES INC         Com              354613101     3788    33100  SH         sole                 33100
GATX CORP                      Com              361448103      425    11600  SH         sole                 11600
INTERACTIVE BROKERS GROUP INC  Com              45841N107     1131    35000  SH         sole                 35000
INVESCO LTD                    Com              G491BT108     5402   172150  SH         sole                172150
MERRILL LYNCH & CO INC         Com              590188108      534     9955  SH         sole                  9955
MF GLOBAL LTD                  Com              G60642108     7153   227308  SH         sole                227308
MORGAN STANLEY                 Com              617446448      860    16200  SH         sole                 16200
NORTHERN TRUST CORP            Com              665859104     1497    19553  SH         sole                 19553
OCEANFIRST FINANCIAL CORP      Com              675234108     1042    65890  SH         sole                 65890
STATE STREET CORP              Com              857477103     2544    31325  SH         sole                 31325
SYNOVUS FINANCIAL CORP         Com              87161C105     2649   110000  SH         sole                110000
TD AMERITRADE HLDG CORP        Com              87236Y108     1244    62000  SH         sole                 62000
THE BANCORP INC                Com              05969A105      406    30195  SH         sole                 30195
UNITED AMERICA INDEMNITY       Com              90933T109     2953   148229  SH         sole                148229
UTS PROSPECT ACQ CORP UNIT     Com              74347T202      245    25000  SH         sole                 25000
W R BERKLEY CORP               Com               84423102     1663    55801  SH         sole                 55801
